Income Tax Expense - Summary of Income Tax Charged to Profit or Loss (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Income tax	¥ 942	¥ 1,220	¥ 1,962
Deferred taxation	(123)	(294)	(162)
Income tax expense	¥ 819	¥ 926	¥ 1,800